Credit Facilities - Additional Information (Details) - Line of Credit - Revolving Line of Credit - Silicon Valley Bank - USD ($)	1 Months Ended
	Mar. 31, 2015	Dec. 31, 2016
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 25,000,000
Effective interest rate (as a percent)		3.50%
Line of credit facility, amount drawn		$ 0
U.S. Prime Rate
Line of Credit Facility [Line Items]
Interest rate basis spread	25.00%